Equity Method Investments	12 Months Ended
Dec. 31, 2023
Equity Method Investments [Abstract]
Equity Method Investments

4.

Equity Method Investments
a)

Diana Wilhelmsen Management Limited, or DWM:

DWM is a joint venture between

Diana Ship
Management Inc., a

wholly owned subsidiary

of DSI, and

Wilhelmsen Ship Management

Holding AS, an
unaffiliated third party,

each holding
50 % of DWM. As of December 31, 2023 and 2022, the investment in
DWM

amounted to

$
734

and

$
506

and

is

included

in

equity

method

investments

in

the

accompanying
consolidated balance

sheets. In

2023 and

2022, the

investment in

DWM resulted

in a

gain of

$
228 , and
$ 894
, respectively, and in

2021, resulted

in a

loss of

$
333
, included

in loss

from equity

method investments
in the accompanying consolidated statements of income.
From October

8, 2019

until May 24,

2021, DSS outsourced

the management of

certain vessels to

DWM
for

which

DSS

was

paying

a

fixed

monthly

fee

per

vessel

and

a

percentage

of

those

vessels’

gross
revenues.

On

May

24,

2021,

the

management

of

the

same

vessels

was

transferred

to

DWM

directly,
whereas the vessel

owning companies of

these vessels entered

into new management

agreements with
DWM under

which they pay

a fixed monthly

fee and

a percentage of

their gross revenues.

Management
fees

to

DWM

in

2023,

2022

and

2021

amounted

to

$
1,313
,

$
511

and

$
1,432
,

respectively,

and

are
separately presented as management fees to related party in the accompanying consolidated statements of income. Additionally, in

2023 and 2022,

the Company paid

to DWM management

fees amounting

to $
19
and

$
272
,

respectively,

included

in

advances

for

vessel

acquisitions

and

vessels,

net,

relating

to

the
management of

four Ultramax vessels

the Company

assigned to DWM

with new

management agreements
and incurred

during the

predelivery period

of the

vessels. Commissions

for 2023,

2022 and

2021 amounted
to $ 390 , $ 162

and $
200
, respectively,

and are

included in

voyage expenses

(Note 12).

As of

December

31, 2023

and 2022, there

was an amount

of $
25

and $
216

due from

DWM, included in

due from related
parties in the accompanying consolidated balance sheets.

b)

Bergen Ultra

LP, or Bergen:

Bergen is

a limited

partnership which

was established

for the

purpose
of acquiring,

owning, chartering

and/or operating

a vessel.

Bergen was

a wholly

owned subsidiary

of Diana,
which

on

February

14,

2023,

signed

a

Memorandum

of

Agreement

to

acquire

for

$
27,900
,

from

an
unrelated third-party an Ultramax

dry bulk vessel, delivered

on April 10, 2023.

On March 30, 2023,

Bergen
entered into a loan agreement with Nordea for a $ 15,400

loan to finance part of the purchase price of the
vessel.

On

the

same

date,

the

Company

entered

into

a

corporate

guarantee

with

Nordea

to

secure
Bergen’s

obligations

under

the

loan.

On

April

28,

2023,

the

Company

entered

into

(i)

an

investment
agreement with an unrelated

third party to acquire
75
% of the limited

partnership interests, for

$
11,025 ; (ii)
an amended limited partnership agreement under which the

Company acts as the General Partner of

the
partnership through its wholly owned subsidiary Diana General Partner Inc.; (iii)

an administrative service
agreement under

which DSS

provides administrative

services to

Bergen for

an annual

fee of

$
15
; (iv)

a
commission

agreement

under

which

the

Company

is

paid

a

commission

of
0.8
%

per

annum,

on

the
outstanding

balance

of

the

loan,

as

compensation

for

the

guarantee

it

provided

to

Nordea

and

(v)

a
convertible loan agreement

for $
27,900

plus other expenses,

with Bergen under

which Bergen would

have
to repay all expenditures made by the Company for the acquisition of the vessel. Pursuant to the terms of the

convertible

loan,

on

April

28,

2023,

the

Company

received

from

Bergen

$
25,189

in

cash

while

an
amount

of

$
3,675

was

converted

into

partnership

interests

in

Bergen,

representing
25
%

of

the

total
partnership interests.
Upon the provisions of

the amended partnership

agreement, the general

partner irrevocably delegated

the
authority

to

Bergen’s

board

of

directors

to

have

the

power

to

oversee

and

direct

the

operations,
management and policies of Bergen. The Company evaluated

its variable interests in Bergen under ASC
810 and

concluded that

Bergen is

a VIE

and that

the Company

does not

individually have

the power

to
direct the

activities of the

VIE that most

significantly affect the

partnership’s performance. From

April 28,
2023

the

Company no

longer retains

the

power

to

control the

board

of directors.

As

of

the

same

date,
Bergen has been considered as an affiliate entity and not as a controlled subsidiary of the Company.

The
Company

accounted

for

the

deconsolidation

of

Bergen

in

accordance

with

ASC

610

and

the

retained
noncontrolling interest

of
25
% was

accounted for

under the

equity method

due to

the Company’s

significant
influence over Bergen.
On the

date of

deconsolidation,

the Company

measured the

fair value

of the

retained noncontrolling

interest
at

$
4,519

through Level

2 inputs

of the

fair

value hierarchy.

The Company

in order

to

calculate the

fair
value of its 25
% interest in accordance with ASC 610,

took into consideration the fair value of the

distinct
assets and liabilities

of Bergen on the date

of the deconsolidation.

This resulted in gain

on deconsolidation
amounting to

$
844
, separately

presented in

the accompanying

2023 consolidated

statement of

income,
being the

difference between the

fair value of

the retained noncontrolling

interest plus the

carrying value
the liabilities assumed by Bergen and the carrying value of

the assets derecognized.
For 2023,

the investment

in Bergen

resulted in

gain of

$
181

and is

included in

loss from

equity method
investments in the 2023 accompanying consolidated statement of income.

As of December 31, 2023, the
investment

in

Bergen

amounted

to

$
4,700

and

is

included

in

equity

method

investments

in

the
accompanying

2023

consolidated

balance

sheet.

Also,

for

2023,

income

from

management

fees

from
Bergen amounted to $ 10 , included in time charter revenues and income from the commission paid on the loan

guarantee

amounted

to

$
28
,

included

in

interest

and

other

income

in

the

2023

accompanying
consolidated

statement

of

income.

As

of

December

31,

2023,

there

was

an

amount

of

$
443

due

from
Bergen included in due from related parties, current and non-current.
c)

Windward Offshore

GmbH,

or Windward:

On November

7, 2023,

the Company

through its

wholly
owned subsidiary Diana

Energize Inc., or Diana

Energize, entered into a

joint venture agreement, with
two
unrelated companies

to form Windward

Offshore GmbH &

Co. KG or

Windward, based

in Germany, for the
purpose of

establishing and

operating an

offshore wind

vessel company

with the

aim of

becoming a

leading
provider

of

service

vessels

to

the

growing

offshore

wind

industry

and

acquire

certain

vessels.

Diana
Energize agreed to

contribute
25,000,000

Euro, being
45.45
% of the limited

partnership’s capital and as

of
December

31,

2023,

the

investment

amounted

to

$
10,063

mainly

consisting

of

advances

to

fund

the
construction of two

vessels and working capital.

For 2023, the

investment in Windward resulted

in a loss
of $ 671

and is

included in

loss from

equity method

investments in

the 2023

accompanying consolidated
statement of income.
d)

Cohen Global Maritime

Inc., or Cohen:

On September 12, 2023,

the Company through

its wholly
owned subsidiary Cebu Shipping Company Inc., or Cebu, acquired 24
% of Cohen, a company

organized
in

the

Republic

of

the

Philippines

for

the

purpose

of

engaging

in

the

manning

agency

business.

As

of
December 31, 2023, the Company’s investment in Cohen amounted to $ 272 , consisting of advances paid to acquire the license required to engage in the manning agency business.